Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy (Detail) - Level 3 - Option Pricing Method $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Rate for Debt Investment | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate for future cash flows	38.5
Rate for Debt Investment | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility		36.0
Rate for Debt Investment | Minimum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	4.0	9.0
Rate for Debt Investment | Minimum | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	28
Rate for Debt Investment | Maximum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	12.0	18.0
Rate for Debt Investment | Maximum | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	31.0
Rate for Equity Investment | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate for future cash flows	38.5
Rate for Equity Investment | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility		36.0
Rate for Equity Investment | Minimum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	6.0	11.0
Rate for Equity Investment | Minimum | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	28
Rate for Equity Investment | Maximum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	12.0	18.0
Rate for Equity Investment | Maximum | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	31.0
Debt Securities | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	$ 372
Changes of Fair Value, If the Rate of Input changes by +1%	262
Debt Securities | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	93	$ 93
Changes of Fair Value, If the Rate of Input changes by +1%	(93)	92
Debt Securities | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	23	(9)
Changes of Fair Value, If the Rate of Input changes by +1%	24	2
Equity Securities | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	175
Changes of Fair Value, If the Rate of Input changes by +1%	170
Equity Securities | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	26	26
Changes of Fair Value, If the Rate of Input changes by +1%	(25)	(26)
Equity Securities | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	16	13
Changes of Fair Value, If the Rate of Input changes by +1%	$ (10)	$ (12)